Accounts Receivable - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 80,907	$ 82,584		$ 78,331
Allowance for doubtful accounts and sales reserves	(4,161)	(3,791)	$ (3,931)	(4,224)	$ (3,970)	$ (3,024)
Accounts receivable–net	$ 76,746	$ 78,793		$ 74,107